Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Related Party Transactions

NOTE 29: RELATED PARTY TRANSACTIONS

(a)
Parent Entity

The immediate parent and ultimate controlling party of the Group is Bionomics Limited. Interests in subsidiaries are set out in Note 12.

(b)
Key Management Personnel

Disclosures relating to compensation of key management personnel are set out in Note 24 and the Directors’ Report.

(c)
Loans to Directors and Other Key Management Personnel

There were no loans to any Directors of the Company or other key management personnel of the Group during the financial year ended 30 June 30, 2022 (2021: Nil).

(d)
Shares Issued to Apeiron Investment Group Limited (“Apeiron”) and Apeiron Presight Capital Fund II LP (“Presight”), (Director related entities).

During the year ended June 30, 2022, 7,287,480 shares were issued to Apeiron, and 109,311,660 shares were issued to Presight at $0.09645 per share as a result of the US IPO (2021: 54,333,000 shares at $0.04 per share issued to Apeiron as a result of share placements and 26,222,424 shares issued to Apeiron at $0.145 per share as a result of the Rights Issue that occurred).

(e)
Shares Issued to BVF Partners (a Director related entity) ("BVF")

During the year ended June 30, 2022, 14,574,780 shares at A$0.09645 per share were issued to BVF as a result of the US IPO (2021: 10,864,351 shares at A$0.04 per share and 36,115,866 shares at A$0.145 per share as a result of the rights issue that occurred).

(f)
Shares Issued to Directors

No shares were issued to Directors during the year ended June 30, 2022. During the year ended June 30, 2021 shares were issued to the following Directors as a result of the rights issue that occurred:

•
15,949 shares at A$0.04 per share to Mr Peter Turner; and
•
15,949 shares at A$0.04 per share and 35,990 shares at $0.145 per share to Mr David Wilson.
(g)
Shares Issued to Other Key Management Personnel

On August 28, 2020, 314,246 fully paid shares were issued to Mr Jack Moschakis and 109,986 fully paid shares were issued to Ms Liz Doolin as part of their bonus for the year ended June 30, 2020, based on the average 5-day VWAP for the period to August 28, 2020.

(h)
Share Options Issued to Directors and Other Key Management Personnel

During the year ended June 30, 2022 share options were issued to Dr Errol De Souza, details about these share options are set out in Note 21(b) (i) to the Financial Statements.(2021: share options were issued to Dr Errol De Souza, Dr Jane Ryan, Mr Jack Moschakis and Ms Liz Doolin, details about these share options are set out in Note 21(b) (ii) to the Financial Statements).

(i)
Warrants Issued to Apeiron (a director related entity)

On August 26, 2020, shareholders approved, as consideration for Apeiron underwriting a share issue that would raise at least A$15 million, that Apeiron would be issued 150 million warrants to subscribe for shares at A$0.06 per share with an expiry date of 23 August 2023, details about these warrants are set out in Note 21(c) to the Financial Statements.

(j)
Memorandum of Understanding (“MOU”) with EmpathBio Inc (“EmpathBio”)

On February 17, 2021, the Company entered into a MOU with EmpathBio Inc, a wholly owned subsidiary of Germany-based CNS clinical development company, atai Life Sciences NV (“atai’), what is a related party of Apeiron (a director related entity), when the MOU was signed. Under the MOU, the Company and EmpathBio propose to collectively explore a combination drug treatment regimen with Bionomics’ BNC210 and EmpathBio's 3,4-Methylenedioxymethamphetamine (MDMA) derivative EMP-01. The parties will explore whether the different mechanisms of action of EMP-01 and BNC210 may offer the potential for developing an improved treatment regimen for the treatment of PTSD.